Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 20,390
Total rental payments under operating lease agreements	10,055	7,848	7,681
Payments for computer systems under non-cancelable contracts	3,399	487	442
Longest non-cancelable contracts, maturity year	2020
Estimated construction costs	69,375
Total unused credit and capital amount available	295,079
Guarantee Obligations Maximum Exposure	694,542	622,292
Guarantee Obligations Current Carrying Value	23,960	22,481
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	349,435	316,650
Guarantee Obligations Current Carrying Value	3,577	2,587
Corporate Loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,269,000	1,239,000
Guarantee Obligations Current Carrying Value	¥ 823	¥ 734